Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

LakeShore Group performed an evaluation of events and transactions for potential recognition or disclosure through the date of this report. LakeShore Group is not aware of any material subsequent events other than those disclosed below and elsewhere in the notes to the consolidated financial statements.

From April 14, 2025 to April 28, 2025, LakeShore Group borrowed RMB110.0 million with interest at 5.0% from Zhonghao Financial Leasing (Tianjin) Co., Ltd. The loans are due on March 31, 2026.

On May 12, 2025, Mr. Dave Chenn has resigned as a member of the board of directors, the chairman of the Board, a member of the compensation committee of the Board and a member of the nominating and corporate governance committee of the Board. On the same date, the Board approved the appointment of Mr. Pierson Yue Pan to serve as a member of the Board, the Chairman, a member of the Compensation Committee and a member of the Nominating and Corporate Governance Committee.

On May 16, 2025, LakeShore Group borrowed RMB3.6 million with interest at 5.0% from Apex Prospect Limited. The loans are due on February 17, 2026.

On May 19, 2025, LakeShore Group borrowed RMB100 million with interest at 5.0% from Beijing Huarui Jingkai Real Estate Co., Ltd. The loans are due on May 18, 2026. The loans have not been withdrawn.

On June 3, 2025, the name of the Company’s subsidiary be and hereby is changed from Hu’an Yuanhang Biotechnology (Beijing) Co., Ltd to Hu’an Biotechnology (Beijing) Co., Ltd.

On July 8, 2025, Crystal Peak entered into a Share and Warrant Purchase Agreement with the company, pursuant to which the Company sold 16,987,542 ordinary shares and 16,987,542 detachable warrants in a private placement transaction for a total consideration of US$15 million. Subsequently, on July 9, 2025, these warrants were fully exercised on a cashless basis by Crystal Peak, resulting in the issuance of 4,033,790 ordinary shares.